Schedule of basic and diluted net earnings/(loss) per share (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Net income/(loss) per share:
Net income/(loss) attributable to ordinary shareholders, basic | ¥		¥ (148,914)	¥ 4,255
Net income/(loss) attributable to ordinary shareholders, diluted | ¥		¥ (148,914)	¥ 4,255
Weighted-average ordinary shares outstanding - basic		121,847,288	120,480,088
Effect of dilutive potential ordinary shares			75,444
Weighted-average ordinary shares outstanding - diluted		121,847,288	120,555,532
Basic net income/(loss) per share | (per share)	$ (0.18)	¥ (1.22)	¥ 0.04
Diluted net income/(loss) per share | (per share)	$ (0.18)	¥ (1.22)	¥ 0.04